Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
11.	Prepaid expenses and other current assets

The components of prepaid expenses and other current assets were as follows:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Valued-added tax recoverable	689	1,077
Prepaid expenses	1,478	3,225
Advance to suppliers	219	111
Others current assets	95	5
Total Prepaid expenses and other current assets	2,481	4,418

The increase in prepaid expenses relates to deferred income tax expense, see note 19 – Income taxes.